UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 31, 2022

Brunello Purchaser LLC1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-04333

Central Index Key Number of securitizer: 0001765483

Patrick Rosenthal, (212) 702-1266

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

             Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ___________

Central Index Key Number of underwriter: ___________

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]

Brunello Purchaser LLC, as securitizer, is filing this form ABS-15G in respect of the asset-backed securities sponsored by it, directly or indirectly, in the commercial mortgage backed securities asset class, for itself and the asset-backed securities issued or sold by the following affiliated entities: (i) KGS-Alpha RECM WH I, LLC (no Central Index Key Number) and (ii) KGS-Alpha Real Estate Capital Markets, LLC (no Central Index Key Number). Please note that affiliated entity, KGS-Alpha Asset Acquisition, LLC (Central Index Key Number: 0001555154), files a separate Form ABS-15G in respect of asset-backed securities in a different asset class.

PART 1: – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Brunello Purchaser LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 31, 2022

Brunello Purchaser LLC (Securitizer)

/s/ Brad Rothbaum
Name: Brad Rothbaum
Title: President